T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 93.0%			Royal Bank of Scotland Group
			5.125%, 5/28/24	235	252
Financial Institutions 32.7%			Royal Bank of Scotland Group
			6.125%, 12/15/22	470	510
Banking 18.1%			Shinhan Bank
AIB Group, VR,			3.875%, 11/5/23	1,115	1,178
4.263%, 4/10/25 (1)(2)	1,850	1,945	UBS Group
Bank of America			3.491%, 5/23/23 (2)	885	908
4.25%, 10/22/26	775	844			24,570
Bank of America
4.45%, 3/3/26	940	1,029	Finance Companies 3.7%
Bank of America, VR,			Avolon Holdings Funding
3.366%, 1/23/26 (1)	265	277	3.95%, 7/1/24 (2)	130	135
Bank of America, VR,			Avolon Holdings Funding
4.271%, 7/23/29 (1)	1,370	1,523	4.375%, 5/1/26 (2)	575	605
BBVA Bancomer			Avolon Holdings Funding
4.375%, 4/10/24 (2)	1,075	1,141	5.125%, 10/1/23 (2)	250	269
CIT Bank, VR,			GE Capital International Funding
2.969%, 9/27/25 (1)	1,000	995	4.418%, 11/15/35	1,770	1,897
Credit Suisse Group			Park Aerospace Holdings
4.282%, 1/9/28 (2)	300	326	5.50%, 2/15/24 (2)	705	772
Credit Suisse Group, VR,			SMBC Aviation Capital Finance
2.593%, 9/11/25 (1)(2)	910	908	3.55%, 4/15/24 (2)	600	622
Credit Suisse Group Funding			SMBC Aviation Capital Finance
Guernsey			4.125%, 7/15/23 (2)	700	734
3.75%, 3/26/25	250	263			5,034
Danske Bank
5.375%, 1/12/24 (2)	1,740	1,904	Insurance 3.3%
Danske Bank, VR,			AIA Group
3.244%, 12/20/25 (1)(2)	310	313	3.90%, 4/6/28 (2)	1,380	1,491
Discover Financial Services			Centene
4.10%, 2/9/27	1,000	1,071	4.625%, 12/15/29 (2)	365	382
Goldman Sachs Group			CNO Financial Group
3.50%, 11/16/26	450	469	5.25%, 5/30/25	775	856
Goldman Sachs Group			Fidelity National Financial
3.85%, 1/26/27	1,780	1,894	4.50%, 8/15/28	820	882
Goldman Sachs Group, VR,			UnitedHealth Group
4.223%, 5/1/29 (1)	835	920	4.45%, 12/15/48	700	831

JPMorgan Chase					4,442
3.90%, 7/15/25	525	564
JPMorgan Chase, VR,			Real Estate Investment Trusts 7.6%
3.797%, 7/23/24 (1)	1,345	1,420	Alexandria Real Estate Equities
Morgan Stanley			3.95%, 1/15/27	1,310	1,405
3.125%, 7/27/26	680	705	American Campus Communities
Morgan Stanley			Operating Partnership
3.625%, 1/20/27	2,053	2,181	3.30%, 7/15/26	1,385	1,431
Morgan Stanley			Brixmor Operating Partnership
3.875%, 1/27/26	270	291	3.65%, 6/15/24	395	412
Royal Bank of Scotland Group			Brixmor Operating Partnership
3.875%, 9/12/23	710	739	3.90%, 3/15/27	625	658

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Brixmor Operating Partnership
4.125%, 6/15/26	595	635	Communications 10.2%
Healthpeak Properties			AT&T
3.25%, 7/15/26	110	114	4.50%, 3/9/48	900	974
Healthpeak Properties			AT&T
3.50%, 7/15/29	445	468	6.375%, 3/1/41	500	662
Hudson Pacific Properties			Charter Communications Operating
4.65%, 4/1/29	700	775	4.908%, 7/23/25	950	1,041
Life Storage			Charter Communications Operating
4.00%, 6/15/29	415	443	5.75%, 4/1/48	355	412
Link Finance Cayman 2009			Charter Communications Operating
3.60%, 9/3/24	600	625	6.484%, 10/23/45	130	161
Service Properties Trust			Comcast
4.35%, 10/1/24	425	435	3.25%, 11/1/39	680	689
Service Properties Trust			Comcast
4.95%, 10/1/29	315	313	3.375%, 8/15/25	600	634
Ventas Realty			Comcast
3.00%, 1/15/30	440	437	4.70%, 10/15/48	740	918
Ventas Realty			Crown Castle Towers
4.40%, 1/15/29	435	481	3.72%, 7/15/23 (2)	345	357
VEREIT Operating Partnership			GTP Acquisition Partners I
3.10%, 12/15/29	1,025	1,010	2.35%, 6/15/20 (2)	295	294
VEREIT Operating Partnership			Rogers Communications
4.60%, 2/6/24	685	737	4.35%, 5/1/49	760	855
			SBA Tower Trust
		10,379	2.836%, 1/15/25 (2)	530	535
Total Financial Institutions		44,425	SBA Tower Trust
			3.168%, 4/11/22 (2)	975	987
Industrial 57.2%			SBA Tower Trust
Basic Industry 1.2%			3.448%, 3/15/23 (2)	475	489
			SK Telecom
ArcelorMittal			3.75%, 4/16/23 (2)	1,460	1,519
3.60%, 7/16/24	1,050	1,069	Verizon Communications
ArcelorMittal			4.862%, 8/21/46	105	131
4.55%, 3/11/26	195	205	Verizon Communications
ArcelorMittal			5.012%, 4/15/49	705	901
6.125%, 6/1/25	365	415	Verizon Communications
		1,689	5.25%, 3/16/37	490	615
			Vodafone Group
Capital Goods 1.4%			4.125%, 5/30/25	210	227
General Electric			Vodafone Group
3.375%, 3/11/24	155	160	4.875%, 6/19/49	565	641
General Electric			Vodafone Group
3.45%, 5/15/24	590	609	5.25%, 5/30/48	680	808
General Electric, Series D, VR,
5.00% (1)(3)	330	322			13,850
Johnson Electric Holdings			Consumer Cyclical 4.8%
4.125%, 7/30/24	750	776	General Motors
		1,867	5.20%, 4/1/45	180	178
			General Motors
			5.95%, 4/1/49	940	1,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

General Motors			Cardinal Health
6.25%, 10/2/43	20	22	4.90%, 9/15/45	75	78
General Motors Financial			Cigna
4.00%, 10/6/26	247	252	4.125%, 11/15/25	410	442
General Motors Financial			Cigna
4.35%, 4/9/25	590	620	4.375%, 10/15/28	325	359
General Motors Financial			Cigna
5.25%, 3/1/26	350	381	4.90%, 12/15/48	800	945
GLP Capital			CVS Health
5.25%, 6/1/25	480	526	3.25%, 8/15/29	450	457
QVC			CVS Health
5.125%, 7/2/22	900	946	4.10%, 3/25/25	990	1,063
Volkswagen Group of America			CVS Health
Finance			4.30%, 3/25/28	250	272
3.20%, 9/26/26 (2)	1,385	1,413	CVS Health
Volkswagen Group of America			5.05%, 3/25/48	795	939
Finance			CVS Health
4.75%, 11/13/28 (2)	415	470	5.125%, 7/20/45	20	24
Western Union			Hasbro
2.85%, 1/10/25	690	690	3.55%, 11/19/26	685	687
		6,520	Mckesson
			4.75%, 5/30/29	905	1,007
Consumer Non-Cyclical 15.3%			Perrigo Finance
AbbVie			3.50%, 12/15/21	200	202
2.95%, 11/21/26 (2)	405	409	Perrigo Finance
AbbVie			3.90%, 12/15/24	665	685
3.20%, 11/21/29 (2)	665	672	Perrigo Finance
AbbVie			4.375%, 3/15/26	760	775
4.05%, 11/21/39 (2)	960	995	Reynolds American
AbbVie			4.45%, 6/12/25	710	760
4.25%, 11/21/49 (2)	900	939	Reynolds American
AbbVie			5.85%, 8/15/45	550	622
4.875%, 11/14/48	800	915	Want Want China Finance
Altria Group			2.875%, 4/27/22	1,010	1,017
4.40%, 2/14/26	700	756			20,832
Altria Group
4.80%, 2/14/29	570	630	Energy 14.0%
Anheuser-Busch InBev Worldwide			Boardwalk Pipelines
5.55%, 1/23/49	1,240	1,644	4.45%, 7/15/27	130	133
BAT Capital			Boardwalk Pipelines
3.557%, 8/15/27	505	514	4.95%, 12/15/24	480	516
Becton Dickinson & Company			Cenovus Energy
4.669%, 6/6/47	770	924	4.25%, 4/15/27	995	1,043
Bristol-Myers Squibb			Cenovus Energy
3.875%, 8/15/25 (2)	820	885	5.40%, 6/15/47	585	666
Bunge Finance			Cheniere Corpus Christi Holdings
3.25%, 8/15/26	245	243	3.70%, 11/15/29 (2)	615	622
Bunge Finance			Cheniere Corpus Christi Holdings
3.75%, 9/25/27	890	908	5.125%, 6/30/27	190	209
Cardinal Health			Diamondback Energy
4.50%, 11/15/44	65	64	3.25%, 12/1/26	475	474
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Diamondback Energy
3.50%, 12/1/29	680	677	Industrial Other 0.9%
Diamondback Energy			Sun Hung Kai Properties Capital
4.75%, 11/1/24	1,055	1,093	Market
Diamondback Energy			3.625%, 1/16/23	1,190	1,226
5.375%, 5/31/25	85	89			1,226
Energy Transfer Operating
5.50%, 6/1/27	1,370	1,514	Technology 5.1%
Energy Transfer Operating			Baidu
6.00%, 6/15/48	720	820	3.625%, 7/6/27	235	244
Energy Transfer Operating			Baidu
6.25%, 4/15/49	465	549	4.125%, 6/30/25	555	591
EQM Midstream Partners			Baidu
4.75%, 7/15/23	810	789	4.375%, 5/14/24	370	394
Gulf South Pipeline			Baidu
4.00%, 6/15/22	550	566	4.375%, 3/29/28	430	470
Occidental Petroleum			Baidu
2.90%, 8/15/24	1,270	1,276	4.875%, 11/14/28	320	362
Occidental Petroleum			Broadcom
3.20%, 8/15/26	695	698	3.125%, 1/15/25	30	30
Occidental Petroleum			Dell International
4.20%, 3/15/48	80	78	4.90%, 10/1/26 (2)	300	326
Occidental Petroleum			Dell International
4.40%, 8/15/49	1,003	1,017	8.35%, 7/15/46 (2)	140	187
Plains All American Pipeline			Micron Technology
3.55%, 12/15/29	455	439	4.185%, 2/15/27	635	667
Sabine Pass Liquefaction			Micron Technology
5.00%, 3/15/27	555	607	4.64%, 2/6/24	1,045	1,121
Sabine Pass Liquefaction			Micron Technology
5.875%, 6/30/26	885	1,009	4.663%, 2/15/30	360	385
Transcontinental Gas Pipe Line			Micron Technology
4.60%, 3/15/48	270	286	4.975%, 2/6/26	110	121
Western Midstream Operating			Micron Technology
4.00%, 7/1/22	565	575	5.327%, 2/6/29	635	714
Williams			Tencent Holdings
3.75%, 6/15/27	650	666	3.80%, 2/11/25	1,305	1,372
Williams					6,984
4.00%, 9/15/25	595	628
Woodside Finance			Transportation 4.3%
3.65%, 3/5/25 (2)	345	358	American Airlines PTT, Series 2014-
Woodside Finance			1, Class B
3.70%, 9/15/26 (2)	749	779	4.375%, 10/1/22	11	12
Woodside Finance			American Airlines PTT, Series 2015-
3.70%, 3/15/28 (2)	784	810	1, Class B
			3.70%, 5/1/23	24	24
		18,986	American Airlines PTT, Series 2016-
			1, Class B
			5.25%, 1/15/24	170	180
			American Airlines PTT, Series 2016-
			2, Class A
			3.65%, 6/15/28	474	491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

American Airlines PTT, Series 2017-			Total Utility		4,264
1, Class B
4.95%, 2/15/25	716	750	Total Corporate Bonds
American Airlines PTT, Series 2017-			(Cost $122,042)		126,479
2, Class AA
3.35%, 10/15/29	643	659	FOREIGN GOVERNMENT OBLIGATIONS &
Delta Air Lines PTT, Series 2009-1,			MUNICIPALITIES 4.4%
Class A
7.75%, 12/17/19	3	3
Heathrow Funding			Owned No Guarantee 4.4%
4.875%, 7/15/21 (2)	718	744	CRCC Yuxiang
SF Holding Investment			3.50%, 5/16/23	1,245	1,279
4.125%, 7/26/23	1,170	1,222	CSCEC Finance Cayman II
Transurban Finance			2.90%, 7/5/22	815	819
3.375%, 3/22/27 (2)	620	636	Saudi Arabian Oil
U. S. Airways PTT, Series 2013-1,			4.375%, 4/16/49 (2)	685	750
Class A			State Grid Overseas Investment
3.95%, 11/15/25	163	171	2.75%, 5/4/22 (2)	1,200	1,209
United Airlines PTT, Series 2018-1,			State Grid Overseas Investment
Class A			2.75%, 5/4/22	500	504
3.70%, 3/1/30	694	705	Syngenta Finance
United Airlines PTT, Series 2019-2,			4.441%, 4/24/23 (2)	1,350	1,405
Class AA			Total Foreign Government Obligations &
2.70%, 5/1/32	240	239	Municipalities
		5,836	(Cost $5,751)		5,966
Total Industrial		77,790
			SHORT-TERM INVESTMENTS 3.3%
Utility 3.1%
			Money Market Funds 3.3%

Electric 3.1%			T. Rowe Price Government Reserve
Edison International			Fund,
3.125%, 11/15/22	135	136	1.65%, (4)(5)	4,488	4,488
Edison International
3.55%, 11/15/24	655	659	Total Short-Term Investments
Vistra Operations			(Cost $4,488)		4,488
3.55%, 7/15/24 (2)	1,030	1,039

Vistra Operations			Total Investments in Securities 100.7%
3.70%, 1/30/27 (2)	1,140	1,127
Vistra Operations			(Cost $132,281)		$136,933
4.30%, 7/15/29 (2)	1,270	1,303	Other Assets Less Liabilities (0.7)%		(913)
			Net Assets 100%		$136,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,714 and represents 24.8% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Seven-day yield
(5)	Affiliated Companies
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 112 U. S. Treasury Long Bonds contracts	3/20	17,804$	(58)
Short, 90 U. S. Treasury Notes five year contracts	3/20	(10,707)	22
Short, 109 U. S. Treasury Notes ten year contracts	3/20	(14,100)	54
Long, 88 U. S. Treasury Notes two year contracts	3/20	18,972	(20)
Long, 21 Ultra U. S. Treasury Bonds contracts	3/20	3,942	12
Short, 37 Ultra U. S. Treasury Notes ten year contracts	3/20	(5,262)	6

Net payments (receipts) of variation margin to date			(32)
Variation margin receivable (payable) on open futures contracts			$(16)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$36	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	11/30/19
T. Rowe Price Government Reserve Fund	$1,594	¤	¤ $	4,488	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,488.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	132,445$	— $	132,445
Short-Term Investments		4,488	—	—	4,488
Total		$4,488$	132,445$	— $	136,933
Liabilities
Futures Contracts		$16$	— $	— $	16

[1] Includes Corporate Bonds, Foreign Government Obligations & Municipalities.